POSTRETIREMENT BENEFITS - PENSIONS (Foreign Pension Plan Asset Fair Value) (Details) (Outside the U.S. [Member], USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	$ 166	$ 160
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	47	47
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	100	96
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	19	17
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2	3
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	2	3
Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Debt Securities - Foreign Government Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	15	19
Debt Securities - Foreign Government Debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Debt Securities - Foreign Government Debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	15	19
Debt Securities - Foreign Government Debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Common and Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	45	43
Common and Preferred Stock [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	45	43
Common and Preferred Stock [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Common and Preferred Stock [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Insurance Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	19	18
Insurance Backed Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	1
Insurance Backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Insurance Backed Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	19	17
Interest in Pooled Funds: Common and preferred stock funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	12	13
Interest in Pooled Funds: Common and preferred stock funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Interest in Pooled Funds: Common and preferred stock funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	12	13
Interest in Pooled Funds: Common and preferred stock funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Interest in Pooled Funds: Government debt funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	5	6
Interest in Pooled Funds: Government debt funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Interest in Pooled Funds: Government debt funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	5	6
Interest in Pooled Funds: Government debt funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	3
Mortgage Backed Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0
Mortgage Backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	3
Mortgage Backed Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0
Interest in Pooled Funds: Corporate debt funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	65	58
Interest in Pooled Funds: Corporate debt funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	0	0
Interest in Pooled Funds: Corporate debt funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	65	58
Interest in Pooled Funds: Corporate debt funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Investments at Fair Value	$ 0	$ 0